Property, plant and equipment, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment, net
16.	Property, plant and equipment, net

	Land	Buildings	Machinery and equipment	Tools	Other equipment	Construction in progress and equipment to be inspected	Total	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
January 1, 2017
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218

January 1, 2017	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218
Additions	—	211,098	2,007,767	571,601	195,957	1,716,268	4,702,691
Disposals	—	—	(30,066)	(2,302)	(1,865)	—	(34,233)
Reclassifications	—	141,400	1,535,619	44,882	22,149	(1,744,050)	—
Depreciation expenses	—	(511,167)	(1,837,482)	(357,695)	(192,934)	—	(2,899,278)
Impairment losses	—	—	—	—	(956)	—	(956)
Exchange adjustments	—	—	(43)	—	(88)	—	(131)

December 31, 2017	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

December 31, 2017
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

January 1, 2018
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420	2,079,008
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)	(1,580,304)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	498,704

January 1, 2018	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	498,704
Additions	—	247,186	2,445,313	591,229	172,652	1,489,190	4,945,570	161,567
Disposals	—	—	(904)	(11,745)	(2,067)	—	(14,716)	(481)
Reclassifications	—	199,724	1,154,663	7,604	26,026	(1,388,017)	—	—
Depreciation expenses	—	(457,265)	(2,180,718)	(535,378)	(203,218)	—	(3,376,579)	(110,310)
Exchange adjustments	—	—	12	—	23	—	35	1

December 31, 2018	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621	549,481

December 31, 2018
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936	2,190,948
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)	(1,641,467)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621	549,481

As of December 31, 2017 and 2018, certain of the above property, plant and equipment were pledged as collateral for long-term bank loans (Notes 34).

Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	2017	2018	2018
	NT$000	NT$000	US$000
Capitalization interest	18,769	18,542	606
Capitalization interest rate applied	1.7624%	1.7582%	1.7582%